Restructuring Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9,826,000	$ 6,921,000	$ 7,565,000
Restructuring liability	$ 9,000,000	$ 4,900,000
Assets Held for Sale [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessels	2
Shuttle tankers reflagged [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessels	1